Note 12 - Accounts Payable, Accrued Liabilities and Other - Accrued Liabilities and Other (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Interest Payable, Current	$ 5,756,519	$ 478
Contracted services	1,194,678	1,636,167
Compensation	624,345	440,879
Royalties	663	275
Other	281,651	101,549
Total	$ 7,857,856	$ 2,179,348